Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

September 30, 2020

SED-QTLY-1120
1.924256.109

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.0%
		Principal Amount(a)	Value
Argentina - 1.8%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		$105,469	$73,762
9.375% 2/1/27 pay-in-kind (b)(c)		7,500,714	5,051,262
Banco Macro SA 6.75% 11/4/26 (b)(c)		4,110,000	3,055,528
Pampa Holding SA 7.375% 7/21/23 (b)		10,000	8,334
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,610,000	1,282,969
YPF SA:
8.5% 3/23/25 (b)		4,747,000	3,759,624
8.75% 4/4/24 (b)		13,693,000	11,022,865

TOTAL ARGENTINA			24,254,344

Azerbaijan - 0.2%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,946,000	2,217,467
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,881,000	1,989,158
7.625% 11/7/24 (b)		2,620,000	2,789,481

TOTAL BAHRAIN			4,778,639

Belarus - 0.0%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		500,000	471,875
Bermuda - 0.1%
GeoPark Ltd. 6.5% 9/21/24 (b)		1,455,000	1,367,700
British Virgin Islands - 1.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		23,800,000	23,821,182
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,760,000	1,758,900

TOTAL BRITISH VIRGIN ISLANDS			25,580,082

Canada - 0.8%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (b)		505,000	504,066
7.25% 4/1/23 (b)		9,082,000	8,977,784
Frontera Energy Corp. 9.7% 6/25/23 (b)		1,575,000	1,282,641

TOTAL CANADA			10,764,491

Cayman Islands - 1.2%
Comcel Trust 6.875% 2/6/24 (b)		3,125,000	3,160,219
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		1,075,000	1,101,875
3.875% 7/18/29 (Reg. S)		3,090,000	3,194,288
DP World Salaam 6% (Reg. S) (c)(d)		525,000	550,594
Embraer Overseas Ltd. 5.696% 9/16/23 (b)		291,000	294,638
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		1,760,000	1,767,700
9.375% 5/21/21 (b)		2,005,000	2,036,328
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)(e)		11,905,000	613,852
Sparc Em Spc 0% 12/5/22 (b)		294,866	285,655
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		845,000	902,830
Three Gorges Finance I Cayman Islands Ltd. 2.15% 9/22/30 (b)		2,550,000	2,556,630

TOTAL CAYMAN ISLANDS			16,464,609

Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 3.7% 1/30/50 (b)		1,625,000	1,715,898
VTR Comunicaciones SpA 5.125% 1/15/28 (b)		1,045,000	1,076,971

TOTAL CHILE			2,792,869

Georgia - 0.6%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		4,975,000	5,107,148
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,424,000	2,399,760
JSC Georgian Railway 7.75% 7/11/22 (b)		898,000	938,270
Silknet JSC 11% 4/2/24 (Reg. S)		250,000	262,500

TOTAL GEORGIA			8,707,678

Indonesia - 0.5%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(e)		920,000	88,838
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)		1,015,000	1,172,528
PT Adaro Indonesia 4.25% 10/31/24 (b)		2,015,000	1,958,958
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		4,100,000	3,367,125

TOTAL INDONESIA			6,587,449

Ireland - 0.4%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		5,101,000	5,048,396
Isle of Man - 0.1%
Sasol Financing International PLC 4.5% 11/14/22		1,315,000	1,272,263
Israel - 0.3%
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		2,220,000	2,286,600
6.125% 6/30/25 (Reg. S) (b)		1,320,000	1,361,250

TOTAL ISRAEL			3,647,850

Kazakhstan - 0.1%
BTA Bank JSC 5.5% 12/21/22 (b)		1,475,862	1,469,405
Luxembourg - 1.0%
CSN Resources SA 7.625% 2/13/23 (b)		8,972,000	9,243,964
Rumo Luxembourg SARL 7.375% 2/9/24 (b)		4,900,000	5,126,625

TOTAL LUXEMBOURG			14,370,589

Malaysia - 0.1%
Petronas Capital Ltd. 3.5% 4/21/30 (b)		1,730,000	1,934,330
Mauritius - 0.0%
Vedanta Holdings Mauritius II Ltd. 13% 8/21/23 (b)		735,000	757,050
Mexico - 7.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	110,740,000	5,066,162
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		500,000	519,375
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		575,000	550,203
Metalsa SA de CV 4.9% 4/24/23 (b)		2,418,000	2,420,267
Pemex Project Funding Master Trust:
6.625% 6/15/35		18,441,000	15,161,960
8.625% 2/1/22		3,212,000	3,358,548
8.625% 12/1/23 (c)		320,000	317,200
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9003% 3/11/22 (c)(f)		2,958,000	2,889,759
3.5% 1/30/23		4,187,000	4,112,832
4.875% 1/24/22		4,315,000	4,354,105
4.875% 1/18/24		17,892,000	17,668,350
5.375% 3/13/22		1,590,000	1,610,372
6.375% 2/4/21		150,000	151,725
6.5% 6/2/41		2,587,000	1,984,510
6.75% 9/21/47		8,407,000	6,479,695
7.69% 1/23/50 (b)		38,733,000	32,419,521
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		13,585,000	8,316,567
Unifin Financiera SAPI de CV 7% 1/15/25 (b)		625,000	508,203

TOTAL MEXICO			107,889,354

Mongolia - 0.0%
Development Bank of Mongolia 7.25% 10/23/23 (b)		720,000	751,950
Netherlands - 1.5%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		4,857,000	3,500,440
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		4,125,000	4,206,211
Metinvest BV 7.75% 4/23/23 (b)		7,678,000	7,807,605
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(e)		15,783,000	4,103,580
Petrobras Global Finance BV 7.375% 1/17/27		445,000	525,367

TOTAL NETHERLANDS			20,143,203

Nigeria - 0.0%
Fidelity Bank PLC 10.5% 10/16/22 (b)		395,000	412,116
Panama - 0.1%
Cable Onda SA 4.5% 1/30/30 (b)		745,000	776,197
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		855,000	875,173
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	10,090,000	2,818,353

TOTAL PERU			3,693,526

Saudi Arabia - 1.5%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		14,389,000	15,787,431
4.375% 4/16/49 (b)		4,596,000	5,495,253

TOTAL SAUDI ARABIA			21,282,684

Singapore - 0.4%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		5,500,000	5,489,688
South Africa - 2.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		33,370,000	32,452,325
6.75% 8/6/23 (b)		4,987,000	4,594,274

TOTAL SOUTH AFRICA			37,046,599

Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		4,107,000	3,674,482
Turkey - 0.8%
Akbank TAS 5.125% 3/31/25 (b)		1,450,000	1,341,250
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		2,478,000	2,443,153
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		3,837,000	3,726,686
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		1,465,000	1,356,041
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		2,075,000	1,987,461

TOTAL TURKEY			10,854,591

Ukraine - 0.0%
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		270,000	268,059
United Arab Emirates - 0.3%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)		670,000	783,272
ADES International Holding Ltd. 8.625% 4/24/24 (b)		3,015,000	2,816,198

TOTAL UNITED ARAB EMIRATES			3,599,470

United Kingdom - 2.3%
Biz Finance PLC 9.625% 4/27/22 (b)		3,125,667	3,185,250
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		5,604,000	3,745,924
Liquid Telecommunications Financing PLC 8.5% 7/13/22 (b)		915,000	924,722
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		4,907,000	4,937,669
7.625% 11/8/26 (b)		1,235,000	1,189,459
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,009,000	1,029,180
Tullow Oil PLC 6.25% 4/15/22 (b)		14,760,000	7,472,250
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		1,105,800	1,111,329
Vedanta Resources PLC:
6.375% 7/30/22 (b)		6,480,000	5,119,200
8.25% 6/7/21 (b)		3,460,000	3,246,994

TOTAL UNITED KINGDOM			31,961,977

United States of America - 2.3%
Azul Investments LLP 5.875% 10/26/24 (b)		4,565,000	3,428,030
Citgo Holding, Inc. 9.25% 8/1/24 (b)		2,682,000	2,554,605
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		10,523,000	10,435,501
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		9,060,000	7,882,200
Stillwater Mining Co. 6.125% 6/27/22 (b)		6,789,000	6,856,890

TOTAL UNITED STATES OF AMERICA			31,157,226

Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		6,115,000	168,163
5.5% 4/12/37 (e)		3,475,000	95,563
6% 5/16/24 (b)(e)		8,980,000	246,950
6% 11/15/26 (b)(e)		15,840,000	435,600
9.75% 5/17/35 (b)(e)		12,585,000	346,088
12.75% 2/17/22 (b)(e)		3,065,000	84,288

TOTAL VENEZUELA			1,376,652

TOTAL NONCONVERTIBLE BONDS
(Cost $471,385,868)			412,864,860

Government Obligations - 58.9%
Angola - 0.5%
Angola Republic:
8.25% 5/9/28 (b)		3,115,000	2,470,584
9.375% 5/8/48 (b)		2,020,000	1,571,813
9.5% 11/12/25 (b)		2,535,000	2,203,866

TOTAL ANGOLA			6,246,263

Argentina - 4.1%
Argentine Republic:
0.125% 7/9/30 (g)		63,454,632	26,333,672
0.125% 7/9/35 (g)		21,353,027	7,975,356
0.125% 1/9/38 (g)		10,211,997	4,340,099
1% 7/9/29		5,953,783	2,700,041
6.875% 4/22/21 (e)(h)		50,379,000	5
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		740,000	533,031
8.95% 2/19/21 (b)		1,259,700	1,133,730
Mendoza Province 8.375% 5/19/24 (b)(e)		465,000	301,378
Province of Santa Fe 7% 3/23/23 (b)		7,365,000	5,305,102
Provincia de Cordoba:
7.125% 6/10/21 (b)		9,245,000	5,642,339
7.45% 9/1/24 (b)		4,345,000	2,393,823

TOTAL ARGENTINA			56,658,576

Armenia - 0.0%
Republic of Armenia 7.15% 3/26/25 (b)		630,000	681,384
Barbados - 0.5%
Barbados Government:
6.5% 2/1/21 (b)		1,370,000	1,361,438
6.5% 10/1/29 (b)		5,915,000	5,696,884

TOTAL BARBADOS			7,058,322

Belarus - 0.2%
Belarus Republic 6.875% 2/28/23 (b)		3,510,000	3,403,603
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	530,250
3.375% 8/20/50 (b)		965,000	1,006,314
3.717% 1/25/27 (b)		620,000	678,900
4.75% 2/15/29 (b)		2,270,000	2,709,103

TOTAL BERMUDA			4,924,567

Brazil - 2.3%
Brazilian Federative Republic:
3.875% 6/12/30		4,500,000	4,500,000
4.75% 1/14/50		3,765,000	3,673,228
5.625% 1/7/41		5,431,000	5,884,149
5.625% 2/21/47		2,183,000	2,374,695
7.125% 1/20/37		2,115,000	2,621,278
8.25% 1/20/34		9,059,000	12,147,553
12.25% 3/6/30		199,000	324,494

TOTAL BRAZIL			31,525,397

Cameroon - 1.0%
Cameroon Republic 9.5% 11/19/25 (b)		13,350,000	13,671,234
Colombia - 0.3%
Colombian Republic 5% 6/15/45		3,540,000	4,130,738
Costa Rica - 0.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,995,000	1,639,641
7% 4/4/44 (b)		1,020,000	923,738

TOTAL COSTA RICA			2,563,379

Dominican Republic - 2.7%
Dominican Republic:
4.5% 1/30/30 (b)		790,000	773,953
5.5% 1/27/25 (b)		1,835,000	1,949,688
5.875% 1/30/60 (b)		3,525,000	3,326,719
5.95% 1/25/27 (b)		4,186,000	4,490,793
6% 7/19/28 (b)		2,999,000	3,222,988
6.4% 6/5/49 (b)		4,072,000	4,083,453
6.5% 2/15/48 (b)		395,000	398,333
6.5% 2/15/48 (Reg. S)		1,450,000	1,462,234
6.85% 1/27/45 (b)		3,736,000	3,936,810
6.875% 1/29/26 (b)		5,846,000	6,507,329
7.45% 4/30/44 (b)		6,031,000	6,771,682

TOTAL DOMINICAN REPUBLIC			36,923,982

Ecuador - 0.4%
Ecuador Republic:
0.5% 7/31/30 (b)(g)		6,235,000	4,224,213
0.5% 7/31/35 (b)(g)		3,455,000	1,926,163

TOTAL ECUADOR			6,150,376

Egypt - 3.4%
Arab Republic of Egypt, yield at date of purchase 12.9488% to 13.619%, 12/15/20 to 3/23/21		57,925,000	3,514,816
7.0529% 1/15/32 (b)		830,000	790,834
7.5% 1/31/27 (b)		19,706,000	20,666,668
7.6003% 3/1/29 (b)		9,841,000	10,065,498
7.903% 2/21/48 (b)		2,940,000	2,706,638
8.5% 1/31/47 (b)		7,939,000	7,661,135
8.7002% 3/1/49 (b)		820,000	797,963

TOTAL EGYPT			46,203,552

El Salvador - 0.7%
El Salvador Republic:
5.875% 1/30/25 (b)		475,000	415,031
7.1246% 1/20/50 (b)		4,252,000	3,315,231
7.625% 2/1/41 (b)		1,035,000	866,166
7.75% 1/24/23 (b)		3,280,000	3,163,150
9.5% 7/15/52 (b)		1,380,000	1,306,256

TOTAL EL SALVADOR			9,065,834

Gabon - 0.1%
Gabonese Republic 6.375% 12/12/24 (b)		815,000	767,373
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (b)		1,355,000	1,380,830
Ghana - 0.4%
Ghana Republic:
8.125% 1/18/26 (b)		3,898,076	3,890,767
10.75% 10/14/30 (b)		1,215,000	1,473,188

TOTAL GHANA			5,363,955

Guatemala - 0.1%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	536,683
5.375% 4/24/32 (b)		950,000	1,091,313

TOTAL GUATEMALA			1,627,996

Honduras - 0.3%
Republic of Honduras:
5.625% 6/24/30 (b)		610,000	652,891
8.75% 12/16/20 (b)		3,035,000	3,058,711

TOTAL HONDURAS			3,711,602

Indonesia - 4.4%
Indonesian Republic:
3.85% 10/15/30		2,650,000	3,004,438
4.1% 4/24/28		5,340,000	6,067,575
5.125% 1/15/45 (b)		4,853,000	6,101,131
5.25% 1/17/42 (b)		3,000,000	3,789,375
5.95% 1/8/46 (b)		2,100,000	2,933,438
6.625% 2/17/37 (b)		3,549,000	4,986,345
6.75% 1/15/44 (b)		5,105,000	7,627,189
7.75% 1/17/38 (b)		8,743,000	13,507,935
8.5% 10/12/35 (b)		8,199,000	13,131,211

TOTAL INDONESIA			61,148,637

Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,951,250	10,614,204
Ivory Coast - 0.7%
Ivory Coast:
5.75% 12/31/32		9,274,420	8,575,940
5.875% 10/17/31 (b)	EUR	1,090,000	1,154,167

TOTAL IVORY COAST			9,730,107

Jamaica - 0.2%
Jamaican Government:
6.75% 4/28/28		980,000	1,114,750
7.875% 7/28/45		1,685,000	2,132,052

TOTAL JAMAICA			3,246,802

Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		4,170,000	4,149,150
6.125% 1/29/26 (b)		1,900,000	1,942,156

TOTAL JORDAN			6,091,306

Kenya - 0.1%
Republic of Kenya 6.875% 6/24/24 (b)		1,625,000	1,652,422
Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (e)		5,875,000	1,028,125
6% 1/27/23 (e)		1,587,000	245,985
6.1% 10/4/22 (e)		685,000	111,313
6.375% 12/31/49 (e)		7,072,000	1,255,280

TOTAL LEBANON			2,640,703

Mexico - 3.0%
United Mexican States:
3.25% 4/16/30		4,960,000	5,088,960
3.75% 1/11/28		3,415,000	3,673,259
3.9% 4/27/25		1,460,000	1,596,510
4.5% 4/22/29		2,040,000	2,286,713
4.75% 4/27/32		970,000	1,098,222
5.75% 10/12/2110		12,235,000	14,085,544
6.05% 1/11/40		10,222,000	12,834,999
6.5% 6/9/22	MXN	11,210,000	523,928

TOTAL MEXICO			41,188,135

Mongolia - 0.0%
Mongolia Government 5.125% 4/7/26 (b)		580,000	582,900
Morocco - 0.2%
Moroccan Kingdom:
1.375% 3/30/26 (b)	EUR	1,730,000	2,018,197
5.5% 12/11/42 (b)		920,000	1,139,938

TOTAL MOROCCO			3,158,135

Nigeria - 1.3%
Republic of Nigeria:
6.5% 11/28/27 (b)		3,892,000	3,704,698
6.75% 1/28/21 (b)		410,000	411,153
7.625% 11/21/25 (b)		12,623,000	13,139,754

TOTAL NIGERIA			17,255,605

Oman - 0.8%
Sultanate of Oman:
3.875% 3/8/22 (b)		670,000	661,834
4.125% 1/17/23 (b)		1,800,000	1,761,188
4.75% 6/15/26 (b)		3,347,000	3,058,321
5.375% 3/8/27 (b)		2,516,000	2,313,148
6.75% 1/17/48 (b)		3,230,000	2,672,825

TOTAL OMAN			10,467,316

Pakistan - 0.3%
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		1,180,000	1,249,325
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		2,125,000	2,117,031
5.625% 12/5/22 (b)		1,005,000	1,003,744

TOTAL PAKISTAN			4,370,100

Panama - 0.3%
Panamanian Republic:
2.252% 9/29/32		1,875,000	1,900,313
3.87% 7/23/60		1,390,000	1,593,722

TOTAL PANAMA			3,494,035

Papua New Guinea - 0.2%
Papua New Guinea 8.375% 10/4/28 (b)		2,420,000	2,377,650
Paraguay - 0.5%
Republic of Paraguay:
4.95% 4/28/31 (b)		3,865,000	4,464,075
5.4% 3/30/50 (b)		1,095,000	1,325,634
5.6% 3/13/48 (b)		445,000	547,767

TOTAL PARAGUAY			6,337,476

Qatar - 3.5%
State of Qatar:
3.75% 4/16/30 (b)		12,765,000	14,783,466
4% 3/14/29 (b)		5,455,000	6,375,531
4.4% 4/16/50 (b)		3,880,000	5,000,350
4.5% 4/23/28 (b)		2,565,000	3,061,969
4.817% 3/14/49 (b)		11,149,000	14,995,405
5.103% 4/23/48 (b)		2,960,000	4,107,925

TOTAL QATAR			48,324,646

Romania - 0.5%
Romanian Republic:
3% 2/14/31 (b)		2,196,000	2,253,645
3.624% 5/26/30 (b)	EUR	2,050,000	2,715,980
4.625% 4/3/49	EUR	1,360,000	1,941,841

TOTAL ROMANIA			6,911,466

Russia - 4.7%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		3,200,000	3,600,000
4.375% 3/21/29(Reg. S)		11,000,000	12,639,000
5.1% 3/28/35 (b)		13,200,000	16,178,250
5.1% 3/28/35(Reg. S)		4,600,000	5,637,875
5.25% 6/23/47 (b)		7,600,000	10,070,000
5.25% 6/23/47(Reg. S)		4,000,000	5,300,000
5.625% 4/4/42 (b)		4,000,000	5,355,000
5.875% 9/16/43 (b)		1,850,000	2,559,359
5.875% 9/16/43 (Reg. S)		200,000	276,688
7.6% 7/20/22	RUB	255,955,000	3,458,826

TOTAL RUSSIA			65,074,998

Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (b)		5,504,000	5,662,240
Saudi Arabia - 1.3%
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)		2,385,000	2,587,725
3.625% 3/4/28 (b)		1,770,000	1,959,722
3.75% 1/21/55 (b)		3,755,000	4,064,788
4.5% 10/26/46 (b)		481,000	578,403
4.5% 4/22/60 (b)		3,880,000	4,812,413
4.625% 10/4/47 (b)		3,040,000	3,716,400

TOTAL SAUDI ARABIA			17,719,451

Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		7,373,000	7,241,668
7.55% 3/28/30 (b)		380,000	256,500
7.85% 3/14/29 (b)		1,650,000	1,136,953

TOTAL SRI LANKA			8,635,121

Turkey - 5.4%
Turkish Republic:
3.25% 3/23/23		14,395,000	13,643,761
4.25% 3/13/25		10,115,000	9,308,961
4.875% 4/16/43		4,735,000	3,529,055
5.125% 3/25/22		6,204,000	6,178,796
5.6% 11/14/24		1,400,000	1,357,125
5.75% 5/11/47		14,665,000	11,658,675
6% 1/14/41		6,762,000	5,608,234
6.25% 9/26/22		16,614,000	16,712,646
6.35% 8/10/24		1,615,000	1,611,467
6.75% 5/30/40		3,112,000	2,819,278
7.25% 12/23/23		1,613,000	1,657,358
7.375% 2/5/25		841,000	871,223

TOTAL TURKEY			74,956,579

Ukraine - 3.5%
Ukraine Government:
7.375% 9/25/32 (b)		2,130,000	2,000,869
7.75% 9/1/21 (b)		28,033,000	28,789,891
7.75% 9/1/22 (b)		10,529,000	10,823,812
7.75% 9/1/23 (b)		335,000	340,360
7.75% 9/1/24 (b)		2,109,000	2,116,909
7.75% 9/1/26 (b)		1,895,000	1,887,302
7.75% 9/1/27 (b)		1,344,000	1,331,400
9.75% 11/1/28 (b)		1,210,000	1,306,044

TOTAL UKRAINE			48,596,587

United Arab Emirates - 1.5%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		3,465,000	3,426,019
3.125% 4/16/30 (b)		5,190,000	5,793,338
3.125% 9/30/49 (b)		7,027,000	7,516,694
3.875% 4/16/50 (b)		2,990,000	3,642,194

TOTAL UNITED ARAB EMIRATES			20,378,245

United States of America - 4.9%
U.S. Treasury Notes 0.375% 9/30/27		67,480,000	67,026,595
Uruguay - 0.2%
Uruguay Republic 5.1% 6/18/50		2,540,000	3,405,981
Uzbekistan - 0.1%
Republic of Uzbekistan 4.75% 2/20/24 (b)		1,110,000	1,165,847
Venezuela - 0.3%
Venezuelan Republic:
9.25% 9/15/27 (e)		27,915,000	2,163,413
11.95% 8/5/31 (Reg. S) (e)		17,015,000	1,318,663
12.75% 8/23/22 (e)		3,625,000	280,938

TOTAL VENEZUELA			3,763,014

Vietnam - 0.9%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 1.125% 3/13/28 (c)(f)		425,000	402,823
5.5% 3/12/28		11,711,333	11,542,983

TOTAL VIETNAM			11,945,806

TOTAL GOVERNMENT OBLIGATIONS
(Cost $831,825,064)			809,981,072

Preferred Securities - 1.8%
Cayman Islands - 1.1%
Banco Do Brasil SA:
6.25% (b)(c)(d)		1,650,000	1,544,813
8.5% (b)(c)(d)		1,225,000	1,223,469
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		1,285,000	1,274,592
Cosan Overseas Ltd. 8.25% (d)		10,790,000	11,005,800
Odebrecht Finance Ltd. 7.5% (b)(d)(e)		11,015,000	609,267

TOTAL CAYMAN ISLANDS			15,657,941

Ireland - 0.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		4,735,000	4,743,878
Tinkoff Credit Systems 9.25% (Reg. S) (c)(d)		4,530,000	4,776,319

TOTAL IRELAND			9,520,197

TOTAL PREFERRED SECURITIES
(Cost $30,391,515)			25,178,138
		Shares	Value

Money Market Funds - 7.8%
Fidelity Cash Central Fund 0.10% (i)
(Cost $107,527,037)		107,510,099	107,531,601
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $1,441,129,484)			1,355,555,671
NET OTHER ASSETS (LIABILITIES) - 1.5%			20,909,859
NET ASSETS - 100%			$1,376,465,530

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $760,385,649 or 55.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$470,250
Total	$470,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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